Consolidated Statements of Comprehensive Income /(Loss) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost of revenue from a related party	$ 57,000	$ 237,000	$ 0
Interest income from a related party	1,015,000	1,051,000	1,157,000
Interest expense from a related party	818,000	519,000	724,000
Brand advertising [Member]
Revenues from a related party	174,000	224,000	247,000
Others [Member]
Revenues from a related party	$ 3,796,000	$ 2,187,000	$ 2,000